UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05750

The Tax-Exempt Money Fund of America
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds®]

The Tax-Exempt Money Fund of AmericaSM
Investment portfolio

June 30, 2006
unaudited

Short-term securities — 104.80%	Yield at acquisition	Principal amount (000)	Market value (000)

ARIZONA — 3.24%
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.57% 7/6/2006	3.57%	$5,000	$5,000
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.57% 7/10/2006	3.57	5,500	5,500
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.32% 8/2/2006	3.32	3,000	3,000
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.55% 8/15/2006	3.55	1,000	1,000
Salt River Project Agricultural Improvement & Power Dist., Series C, TECP, 3.50% 8/9/2006	3.50	1,000	1,000

CALIFORNIA — 0.42%
Statewide Communities Dev. Auth., Rev. Notes (SWEEP Loan Program), Series 2005-A, 3.94% 7/5/2006	3.94	2,000	2,000

COLORADO — 2.11%
General Fund Tax and Rev. Anticipation Notes, Series 2006-A, 4.50% 6/27/2007	3.81	10,000	10,072

CONNECTICUT — 0.21%
Health and Educational Facs. Auth. Rev. Bonds, Yale University Issue, Series S-2, TECP, 3.50% 8/2/2006	3.50	1,000	1,000

DISTRICT OF COLUMBIA — 2.49%
Multi-Modal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.34% 8/8/2006	3.34	3,400	3,399
Multi-Modal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.63% 8/17/2006	3.63	5,000	5,000
University Rev. Bonds (George Washington University Issue), Series 1999-C, MBIA insured, 3.98% 2029[1]	3.98	3,500	3,500

FLORIDA — 9.61%
Indian River County Hospital Dist., Hospital Rev. Bonds, TECP, 3.63% 8/17/2006	3.63	1,000	1,000
Jacksonville Electric Auth., Rev. Bonds, Series 2001-C, TECP, 3.60% 7/25/2006	3.60	2,000	2,000
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP, 3.50% 8/2/2006	3.50	6,000	6,000
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP, 3.34% 8/7/2006	3.34	8,200	8,199
Miami-Dade County, Aviation Notes (Miami International Airport), Series A, AMT, TECP, 3.52% 7/24/2006	3.52	1,005	1,005
School Dist. of Palm Beach County, Sales Tax Rev. Notes, Series 2005, TECP, 3.60% 7/17/2006	3.60	3,000	3,000
School Dist. of Palm Beach County, Sales Tax Rev. Notes, Series 2005, TECP, 3.32% 8/3/2006	3.32	4,000	4,000
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial Hospital Project), Series 1985-C, TECP, 3.58% 7/11/2006	3.58	4,450	4,450
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial Hospital Project), Series 1985-C, TECP, 3.62% 7/11/2006	3.62	1,800	1,800
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial Hospital Project), Series 1985-C, TECP, 3.60% 8/16/2006	3.60	2,400	2,400
Sunshine State Governmental Fncg. Commission, Rev. Notes, Series 2000-D, AMBAC/FGIC insured, TECP, 3.75% 7/3/2006	3.75	1,555	1,555
Sunshine State Governmental Fncg. Commission, Rev. Notes, Series 2000-D, AMBAC/FGIC insured, TECP, 3.57% 7/14/2006	3.57	10,565	10,565

GEORGIA — 1.05%
City of Atlanta, Water and Wastewater Rev. Notes, Series 2006-1, TECP, 3.74% 8/1/2006	3.74	5,000	5,000

IDAHO — 1.90%
Tax Anticipation Notes, Series 2006, 4.50% 6/29/2007	3.77	9,000	9,067

ILLINOIS — 3.93%
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2004-A, MBIA insured, 3.98% 2039[1]	3.98	16,800	16,800
Village of Romeoville, Will County, Demand Rev. Bonds, Lewis University, Series 2006, 4.03% 2036[1]	4.03	2,000	2,000

INDIANA — 0.84%
Indianapolis Airport Auth., AMT, TECP, 3.62% 7/13/2006	3.62	4,000	4,000

KENTUCKY — 2.57%
Pendleton County, Money Market Municipal Multi-County Lease Rev. Bonds
(Kentucky Assn. of Counties Leasing Trust Program), Series 1989, TECP, 3.48% 8/3/2006	3.48	6,300	6,298
Pendleton County, Money Market Municipal Multi-County Lease Rev. Bonds
(Kentucky Assn. of Counties Leasing Trust Program), Series 1989, TECP, 3.48% 8/4/2006	3.48	6,000	6,000

MARYLAND — 6.06%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes,
Series 1995, TECP, 3.45% 8/1/2006	3.45	1,500	1,500
Community Dev. Administration, Dept. of Housing and Community Dev., Multi-family
Dev. Rev. Bonds (Barrington Apartments Project), Series 2003-A, AMT, FNMA insured, 4.02% 2037[1]	4.02	1,900	1,900
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series A, 3.60% 7/5/2006	3.60	3,400	3,400
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series A, 3.54% 7/7/2006	3.54	3,700	3,700
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series A, 3.39% 8/4/2006	3.39	5,500	5,500
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series 2001-B, 3.46% 7/18/2006	3.46	4,600	4,600
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series 2001-B, 3.52% 8/10/2006[2]	3.52	2,000	2,000
Howard County, Consolidated Public Improvement Bond Anticipation Notes,
Series 2006-D, TECP, 3.62% 8/4/2006	3.62	6,400	6,400

MASSACHUSETTS — 2.24%
G.O. Bonds, Consolidated Loan of 2004, Series C, 5.00% 8/1/2006	3.20	1,450	1,451
Health Educational Facs. Auth., Rev. Notes, Harvard University Issue,
Series 2002-EE, TECP, 3.53% 8/11/2006	3.53	2,500	2,500
Notes, Series H, TECP, 3.58% 7/5/2006	3.58	1,800	1,800
Notes, Series H, TECP, 3.50% 8/2/2006	3.50	3,000	3,000
Notes, Series H, TECP, 3.34% 8/8/2006	3.34	2,000	2,000

MICHIGAN — 1.81%
Municipal Bond Auth., Rev. Notes, Series 2005-B-2, 4.00% 8/18/2006	3.73	5,000	5,002
Regents of the University of Michigan, Series F, TECP, 3.62% 8/3/2006	3.62	1,135	1,135
State Building Auth., Rev. Bonds (Facs. Program), Series 1996-I, AMBAC insured, 6.00% 10/1/2006	3.40	2,500	2,514

MINNESOTA — 3.78%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center), Series 2000-B, TECP, 3.55% 8/10/2006	3.55	4,500	4,500
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center), Series 2001-A, TECP, 3.75% 8/30/2006	3.75	3,600	3,600
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center), Series 2001-D, TECP, 3.55% 7/12/2006	3.55	5,000	5,000
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center), Series 2001-D, TECP, 3.34% 7/13/2006	3.34	5,000	5,000

NEBRASKA — 0.10%
Hospital Auth. No. 1 of Lancaster County, Health Facs. Rev. Bonds (Immanuel Health Systems - Williamsburg Project), Series 2000-A, 4.00% 2030[1]	4.00	500	500

NEVADA — 4.23%
Clark County Industrial Dev. Rev. Bonds (Nevada Cogeneration Associates #2 Project), Series 1992, AMT, 4.04% 2022[1]	4.04	1,850	1,850
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Notes (SNWA Rev. Supported), Series 2004-A, TECP, 3.65% 7/10/2006	3.65	4,100	4,100
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Notes (SNWA Rev. Supported), Series 2004-A, TECP, 3.48% 7/17/2006	3.48	2,900	2,900
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Notes (SNWA Rev. Supported), Series 2004-A, TECP, 3.48% 7/18/2006	3.48	8,400	8,400
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Notes (SNWA Rev. Supported), Series 2004-A, TECP, 3.43% 7/19/2006	3.43	3,000	3,000

NEW MEXICO — 2.11%
Tax and Rev. Anticipation Notes, Series 2006, 4.50% 6/29/2007	3.81	10,000	10,073

NORTH CAROLINA — 3.40%
Capital Facs. Fin. Agcy., Duke University Issue, Series A-1, TECP, 3.58% 7/6/2006	3.58	2,212	2,212
Capital Facs. Fin. Agcy., Duke University Issue, Series A-1, TECP, 3.45% 8/1/2006	3.45	3,000	3,000
Capital Facs. Fin. Agcy., Duke University Issue, Series A-2, TECP, 3.60% 7/12/2006	3.60	1,775	1,775
City of Charlotte, Water and Sewer System, Rev. Bond Anticipation Notes, TECP, 3.42% 7/26/2006	3.42	9,100	9,100
Halifax County Industrial Facs. and Pollution Control Fncg. Auth., Demand Exempt Fac. Rev. Bonds (Westmoreland-Hadson Partners Roanoke Valley Project), Series 1991, AMT, 4.11% 2019[1]	4.11	200	200

OHIO — 4.71%
Higher Education Capital Facs. Bonds, Series II-2001-A, 5.25% 12/1/2006	3.51	1,250	1,258
Higher Education Capital Facs. Bonds, Series II-2001-A, MBIA insured, 5.25% 12/1/2006	3.37	8,500	8,553
Ohio State University, General Receipts Notes, Series 2003-C, TECP, 3.60% 7/11/2006	3.60	5,000	5,000
Ohio State University, General Receipts Notes, Series 2003-C, TECP, 3.50% 7/13/2006	3.50	5,000	5,000
Ohio State University, General Receipts Notes, Series 2003-G, TECP, 3.53% 8/7/2006	3.53	2,725	2,725

OKLAHOMA — 0.38%
Tulsa County Industrial Auth., Mortgage Rev. Bonds (Montereau in Warren Woods Project),
Series 2002-A, 3.99% 2032[1]	3.99	1,810	1,810

PENNSYLVANIA — 2.03%
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 1994-A, TECP, 3.65% 8/22/2006	3.65	3,700	3,700
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 2001-A, AMT, TECP, 3.50% 8/9/2006	3.50	3,000	3,000
Venango Industrial Dev. Auth., Resource Recovery Rev. Bonds (Scrubgrass Project), Series 1990-B, AMT, 3.50% 8/9/2006	3.50	3,000	3,000

RHODE ISLAND — 0.21%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Care New England Issue), Series 2002-A, 4.05% 2032[1]	4.05	1,000	1,000

SOUTH CAROLINA — 4.07%
Public Service Auth. (Santee Cooper), Rev. Notes, TECP, 3.65% 7/7/2006	3.65	8,100	8,100
Public Service Auth. (Santee Cooper), Rev. Notes, TECP, 3.57% 7/10/2006	3.57	1,108	1,108
Public Service Auth. (Santee Cooper), Rev. Notes, TECP, 3.48% 7/17/2006	3.48	1,800	1,800
Public Service Auth. (Santee Cooper), Rev. Notes, TECP, 3.60% 7/25/2006	3.60	2,000	2,000
Public Service Auth. (Santee Cooper), Rev. Notes, TECP, 3.50% 8/8/2006	3.50	2,470	2,470
Public Service Auth. (Santee Cooper), Rev. Notes, TECP, 3.52% 8/10/2006[2]	3.52	4,000	4,000

TENNESSEE — 0.21%
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2001, 4.05% 2031[1]	4.05	1,000	1,000

TEXAS — 21.74%
City of El Paso, Texas, Water and Sewer Notes, Series 1998-A, TECP, 3.56% 8/7/2006	3.56	5,075	5,075
Harris County, G.O. Unlimited Commercial Paper Notes, Series D, 3.58% 7/14/2006	3.58	1,810	1,810
Harris County, G.O. Unlimited Commercial Paper Notes, Series D, 3.55% 8/15/2006	3.55	1,860	1,860
Harris County, G.O. Unlimited Notes, Series C, TECP, 3.46% 7/10/2006	3.46	1,900	1,900
Harris County, G.O. Unlimited Notes, Series C, TECP, 3.35% 8/2/2006	3.35	6,600	6,599
Harris County, G.O. Unlimited Notes, Series C, TECP, 3.53% 8/15/2006	3.53	6,365	6,364
City of Houston, Airport System Notes, Series A, AMT, TECP, 3.42% 8/8/2006	3.42	5,000	4,999
City of Houston, G.O. Notes, Series D, TECP, 3.65% 7/11/2006	3.65	3,000	3,000
City of Houston, G.O. Notes, Series D, TECP, 3.52% 8/11/2006[2]	3.52	4,000	4,000
City of Houston, G.O. Notes, Series D, TECP, 3.55% 8/14/2006	3.55	2,900	2,900
City of Houston, G.O. Notes, Series E, TECP, 3.48% 7/17/2006	3.48	7,500	7,500
City of Houston, G.O. Notes, Series F, TECP, 3.48% 7/18/2006	3.48	3,000	3,000
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP, 3.59% 7/6/2006	3.59	2,600	2,600
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP, 3.45% 8/1/2006	3.45	3,600	3,600
Public Fin. Auth., G.O. Bonds (Colonia Roadway Projects), Series 2002-A, TECP, 3.65% 7/12/2006	3.65	2,700	2,700
Public Fin. Auth., G.O. Bonds (Colonia Roadway Projects), Series 2002-A, TECP, 3.51% 7/19/2006	3.51	3,000	3,000
Unemployment Compensation Obligation Assessment, Rev. Bond, Series 2003-C, TECP, 3.44% 7/24/2006	3.44	3,500	3,500
City of San Antonio, Electric and Gas Systems Notes, TECP, 3.45% 7/13/2006	3.45	2,050	2,050
City of San Antonio, Electric and Gas Systems Notes, TECP, 3.56% 7/19/2006	3.56	3,000	3,000
City of San Antonio, Electric and Gas Systems Notes, TECP, 3.35% 8/3/2006	3.35	3,000	3,000
City of San Antonio, Water System Notes, Series A, TECP, 3.65% 7/12/2006	3.65	6,500	6,500
City of San Antonio, Water System Notes, Series A, TECP, 3.48% 7/18/2006	3.48	3,200	3,200
City of San Antonio, Water System Notes, Series A, TECP, 3.50% 8/8/2006	3.50	2,000	2,000
City of San Antonio, Water System Notes, Series 2001, TECP, 3.54% 7/7/2006	3.54	4,000	4,000
City of San Antonio, Water System Notes, Series 2001, TECP, 3.551% 8/15/2006	3.55	1,500	1,500
Board of Regents of the Texas A&M University System, Rev. Fncg. System Notes, Series B, TECP, 3.51% 7/19/2006	3.51	3,300	3,300
Board of Regents of the University of Texas System, Rev. Fncg. System Notes,
Series A, TECP, 3.43% 7/14/2006	3.43	3,000	3,000
Board of Regents of the University of Texas System, Rev. Fncg. System Notes,
Series A, TECP, 3.52% 8/14/2006	3.52	2,000	2,000
Board of Regents of the University of Texas System, Rev. Fncg. System Notes,
Series 2002-A, TECP, 3.58% 7/5/2006	3.58	5,000	5,000
Upper Trinity Regional Water Dist. (Denton County), Regional Treated Water Supply System Rev. Notes, Series 2005-A, TECP, 3.62% 8/11/2006	3.62	1,000	1,000

UTAH — 3.22%
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.39% 8/4/2006	3.39	1,000	1,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.34% 8/7/2006	3.34	3,900	3,899
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.50% 8/9/2006	3.50	4,700	4,700
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.60% 8/9/2006	3.60	2,500	2,500
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.55% 8/15/2006	3.55	1,000	1,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.62% 8/16/2006	3.62	2,300	2,300

VIRGINIA — 2.51%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, Series 2005-B, AMT, TECP, 3.60% 7/26/2006	3.60	7,000	7,001
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, Series 2005-B, AMT, TECP, 3.54% 8/8/2006	3.54	5,000	5,000

WASHINGTON — 4.36%
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2003, FSA insured, 5.00% 11/1/2006	3.37	7,000	7,029
Port of Seattle, Rev. Notes, Series B-1, AMT, TECP, 3.64% 7/6/2006	3.64	3,000	3,000
Port of Seattle, Rev. Notes, Series B-1, AMT, TECP, 3.64% 7/7/2006	3.64	5,000	5,000
Port of Seattle, Rev. Notes, Series B-1, AMT, TECP, 3.64% 7/10/2006	3.64	4,800	4,800
City of Tacoma, Limited Tax G.O. Bond Anticipation Notes, Series 2002-2-B, TECP, 3.60% 7/13/2006	3.60	1,000	1,000

WEST VIRGINIA — 2.91%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Assn. Project), Series 1989-A, AMT, TECP, 3.65% 7/5/2006	3.65	4,000	4,000
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Assn. Project), Series 1989-A, AMT, TECP, 3.67% 7/12/2006	3.67	2,900	2,900
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Assn. Project), Series 1989-A, AMT, TECP, 3.50% 8/1/2006	3.50	7,000	7,000

WISCONSIN — 4.73%
City of Milwaukee, School Rev. Anticipation Notes, Series 2005-M-6, 5.50% 9/7/2006	3.58	19,000	19,055
Transportation Rev., Series 1997-A, TECP, 3.67% 7/6/2006	3.67	3,600	3,600

WYOMING — 1.62%
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp Project), Series 1988-A, TECP, 3.57% 7/11/2006	3.57%	$5,250	$5,250
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp Project), Series 1988-A, TECP, 3.45% 8/1/2006	3.45	2,500	2,500

Total investment securities (cost: $501,278,000)			501,237
Other assets less liabilities			(22,970)

Net assets			$478,267

1Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
2This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency Facs. = Facilities
AMT = Alternative Minimum Tax Fin. = Finance
Auth. = Authority Fncg. = Financing
Certs. of Part. = Certificates of Participation G.O. = General Obligation
Dept. = Department Preref. = Prerefunded
Dev. = Development Redev. = Redevelopment
Dist. = District Ref. = Refunding
Econ. = Economic Rev. = Revenue
Fac. = Facility TECP = Tax-Exempt Commercial Paper

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7
Gross unrealized depreciation on investment securities	(48)
Net unrealized depreciation on investment securities	(41)
Cost of investment securities for federal income tax purposes	501,278

MFGEFP-909-0806-S6914

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT MONEY FUND OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: August 28, 2006

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and PFO

Date: August 28, 2006